Audit Information	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Audit Information [Abstract]
Auditor Name	EY GmbH & Co. KG Wirtschaftsprüfungsgesellschaft	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Location	Cologne, Germany	Düsseldorf, Germany,
Auditor Firm ID	1251	1021